Finance income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Finance Income And Expense [Abstract]
Summary of Finance Income and Expenses

10. Finance income and expenses

	2025	2024	2023
Interest income	4,493	10,297	12,666
Other financial income	155	201	329
Fair value changes on derivatives	—	—	611
Fair value changes on Convertible Notes	5,296	32,954	96,445
Net foreign exchange difference	—	14,306	7,825
Total finance income	9,944	57,758	117,876
Interest expenses on loans and borrowings	(58,792)	(57,797)	(42,554)
Interest expenses on lease liabilities	(2,940)	(4,682)	(6,779)
Fair value changes on derivatives	(34)	(1,684)	—
Other financial expenses	(22,088)	(6,016)	(19,696)
Net foreign exchange difference	(3,278)	—	—
Total finance expenses	(87,132)	(70,179)	(69,029)